Changes Recognized in Other Comprehensive Income, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$ 11
Net loss (gain) arising during the year	65,552	$ 6,349
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost) benefit	(118)	(117)
Amortization or settlement recognition of net (loss)	(13,087)	(14,470)
Total recognized in other comprehensive loss (income)	52,358	(8,238)
Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	(33)	(61)
Net loss (gain) arising during the year	18,456	(5,098)
Effect of exchange rates on amounts included in AOCI	(1,593)	1,517
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost) benefit	30	18
Amortization or settlement recognition of net (loss)	(1,345)	(1,912)
Total recognized in other comprehensive loss (income)	$ 15,515	$ (5,536)